Summary of Warrant Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsidiary or Equity Method Investee [Line Items]
Number of warrants, balance	201,667	201,667
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardNonOptionEquityInstrumentsOutstandingWeightedAverageRemainingContractualTermBeginning]		3 years 9 months 18 days
Weighted-Average Exercise Price, Outstanding, Beginning balance	$ 34.87	$ 33.40
Aggregate Intrinsic Value, Outstanding, Beginning balance
Number of warrants, balance	1,397,710	201,667	201,667
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardNonOptionEquityInstrumentsOutstandingWeightedAverageRemainingContractualTermEnding]		3 years 4 months 24 days
Weighted-Average Exercise Price, Outstanding, Ending balance	$ 9.31	$ 34.87	$ 33.40
Aggregate Intrinsic Value, Outstanding, Ending balance
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardNonOptionEquityInstrumentsOutstandingWeightedAverageRemainingContractualTerm]	4 years 9 months 18 days	3 years 9 months 18 days
Number of warrants, granted	1,196,043
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardNonOptionEquityInstrumentsGrantedWeightedAverageRemainingContractualTerm]	5 years
Weighted-Average Exercise Price, Granted	$ 5.00
Aggregate Intrinsic Value, Granted
Beeline Financial Holdings Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of warrants, balance	58,680	94,260	363,360
Number of warrants, balance		58,680	94,260	363,360
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardNonOptionEquityInstrumentsOutstandingWeightedAverageRemainingContractualTerm]		2 years 9 months
Number of warrants, granted
Weighted average exercise price per share, Balance	$ 23.12	$ 23.12	$ 23.12
Remaining contractual term outstanding, Balance		2 years 9 months	3 years 9 months	4 years 9 months
Aggregrate intrinsic value, Balance
Number of warrants, expired/forfeits		(35,580)	(65,290)
Aggregrate intrinsic value, Expired/Forfeits
Aggregrate intrinsic value, Granted
Number of warrants, exercised			(203,810)
Weighted average exercise price per share, exercises
Aggregrate intrinsic value, Exercises
Weighted average exercise price per share, granted
Weighted average exercise price per share, Balance		$ 23.12	$ 23.12	$ 23.12
Aggregrate intrinsic value, Balance
Number of warrants,exerciseable		58,680
Weighted average exercise price per share, Exerciseable		$ 23.12
Remaining contractual term outstanding, Exerciseable		2 years 9 months
Aggregrate Intrinsic Value, Exerciseable